Organization and Operations (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2024 CNY (¥) segment shares	Dec. 31, 2023 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2022
Repurchase of equity value				$ 79,582
Transaction costs			$ 17,756	$ 17,756		$ 38,995
Investment amount			$ 500,000
Number of business segments | segment				2	2
Number of reportable segments | segment				2	2
CSI Solar Co., Ltd.
Ownership percentage by non-controlling owners				36.86%	36.86%	37.76%			20.40%
Noncontrolling interest ownership percentage				63.14%	63.14%
CSI Solar Co., Ltd.
Net of transaction costs	$ 927,897	¥ 6,628,683,000
Repurchase of equity value				$ 79,582	¥ 566,202,000
Number of shares repurchased | shares				52,700,000	52,700,000
Transaction costs	$ 38,995	¥ 277,929,000
CSI Solar Co., Ltd. | Minimum
Share repurchase program, Authorized amount							$ 70,416	¥ 500,000,000
CSI Solar Co., Ltd. | Maximum
Share repurchase program, Authorized amount							$ 140,832	¥ 1,000,000,000
BlackRock | Recurrent Energy B.V
Ownership percentage by non-controlling owners			20.00%